Long term debt (Long-term debt) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Debt	$ 1,784,174	$ 997,000
Less current portion	(499,821)	0
Long-term debt	1,284,353	997,000
2024 [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured debentures	499,821
2025 [Member]
Disclosure of detailed information about borrowings [line items]
Term loan	393,420
2026 [Member]
Disclosure of detailed information about borrowings [line items]
Term loan	392,977
2027 [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured debentures	398,582
2028 [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured debentures	0
Thereafter [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured debentures	99,374
Series F [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured debentures	$ 99,374	99,355
Stated interest rates on debentures	5.09%
Maturity date of borrowings	November 14, 2042
Series G [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured debentures	$ 499,821	499,407
Stated interest rates on debentures	4.19%
Maturity date of borrowings	June 24, 2024
Series H [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured debentures	$ 398,582	398,238
Stated interest rates on debentures	2.95%
Maturity date of borrowings	October 21, 2027
Term Loan [Member]
Disclosure of detailed information about borrowings [line items]
Term loan	$ 786,397	$ 0